UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

CALVERT WORLD VALUES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2019
Date of Reporting Period

____________________________________________________________________________________

Item 1. Report to Stockholders.

Calvert International Equity Fund
Calvert Mid-Cap Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund

Calvert International Equity Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
26	Board of Directors’ Contract Approval
29	Officers and Directors
30	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	-0.73%	-1.07%	1.47%	7.26%
Class A with 4.75% Maximum Sales Charge	—	—	-5.42	-5.78	0.50	6.74
Class C at NAV	03/01/1994	07/02/1992	-1.07	-1.80	0.68	6.37
Class C with 1% Maximum Sales Charge	—	—	-2.06	-2.77	0.68	6.37
Class I at NAV	02/26/1999	07/02/1992	-0.55	-0.71	1.92	7.89
Class R6 at NAV	03/07/2019	07/02/1992	-0.55	-0.71	1.92	7.89

MSCI EAFE Index	—	—	-3.81%	-3.71%	2.33%	8.95%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.48%	2.23%	1.23%	1.19%
Net			1.26	2.01	1.01	0.97

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	20.9%	Nestle SA	4.1%
Consumer Discretionary	16.8%	Unilever plc	3.5%
Health Care	14.8%	Melrose Industries plc	2.8%
Consumer Staples	13.9%	ASML Holding NV	2.7%
Financials	11.6%	Kao Corp.	2.7%
Information Technology	10.7%	AIA Group Ltd.	2.6%
Materials	4.2%	Kering SA	2.6%
High Social Impact Investments	2.4%	adidas AG	2.6%
Utilities	2.2%	GlaxoSmithKline plc	2.5%
Communication Services	1.7%	Legrand SA	2.5%
Venture Capital Limited Partnership Interests	0.7%	Total	28.6%
Venture Capital	0.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019), for Class A, Class C and Class I and (March 7, 2019 to March 31, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$992.70	$6.46**	1.30%
Class C	$1,000.00	$989.30	$10.22**	2.06%
Class I	$1,000.00	$994.50	$4.82**	0.97%
Class R6	$1,000.00	$1,032.00	$0.67**	0.96%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,018.45	$6.54**	1.30%
Class C	$1,000.00	$1,014.66	$10.35**	2.06%
Class I	$1,000.00	$1,020.10	$4.89**	0.97%
Class R6	$1,000.00	$1,020.15	$4.83**	0.96%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 25/365 for Class R6 (to reflect the period from the commencement of operations on March 7, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (March 7, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (March 7, 2019 for Class R6).

4 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.5%
Australia - 1.9%
CSL Ltd.	27,632	3,834,005

Canada - 2.1%
CAE, Inc.	197,392	4,373,687

Denmark - 4.0%
Coloplast A/S, Class B	32,956	3,617,600
Novo Nordisk A/S, Class B	87,299	4,562,712
		8,180,312

France - 5.1%
Kering SA	9,324	5,348,267
Legrand SA	75,717	5,069,252
		10,417,519

Germany - 3.9%
adidas AG	21,794	5,300,767
Continental AG	17,712	2,672,013
		7,972,780

Hong Kong - 2.6%
AIA Group Ltd.	535,760	5,357,476

Ireland - 1.7%
Kerry Group plc, Class A	30,861	3,445,992

Japan - 19.2%
Disco Corp. (1)	15,000	2,148,170
FP Corp. (1)	28,000	1,656,234
Japan Lifeline Co. Ltd. (1)	161,500	2,678,558
Kao Corp.	70,841	5,591,243
Makita Corp.	83,500	2,918,319
MISUMI Group, Inc. (1)	130,248	3,251,924
ORIX Corp.	263,600	3,787,299
Pan Pacific International Holdings Corp.	69,700	4,617,917
Recruit Holdings Co. Ltd.	98,000	2,809,703
Santen Pharmaceutical Co. Ltd.	175,992	2,630,434
Seven & I Holdings Co. Ltd.	96,417	3,637,832
Yamaha Corp.	77,400	3,875,686
		39,603,319

www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Netherlands - 4.2%
ASML Holding NV	30,056	5,649,018
ING Groep NV	250,226	3,032,061
		8,681,079

New Zealand - 1.5%
Fisher & Paykel Healthcare Corp. Ltd.	286,397	3,065,922

Singapore - 1.8%
DBS Group Holdings Ltd.	202,028	3,771,230

South Africa - 1.6%
Naspers Ltd., Class N	13,800	3,215,974

Spain - 6.0%
Amadeus IT Group SA, Class A	45,885	3,677,631
Iberdrola SA	504,295	4,427,592
Industria de Diseno Textil SA	144,308	4,242,863
		12,348,086

Sweden - 7.2%
Assa Abloy AB, Class B	231,695	5,000,515
Atlas Copco AB, Class A	97,604	2,625,647
Indutrade AB	132,109	3,764,370
Tele2 AB, Class B	257,131	3,430,967
		14,821,499

Switzerland - 8.1%
Lonza Group AG	14,672	4,555,020
Nestle SA	87,616	8,354,221
Sika AG	27,516	3,848,171
		16,757,412

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	91,413	3,744,277

United Kingdom - 18.2%
Compass Group plc	210,220	4,946,138
GlaxoSmithKline plc	247,347	5,138,827
Halma plc	171,832	3,746,270
London Stock Exchange Group plc	55,678	3,444,018
Melrose Industries plc	2,428,895	5,801,517
Prudential plc	206,905	4,147,508
Unilever plc	124,172	7,147,662
Weir Group plc (The)	152,139	3,092,225
		37,464,165

6 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United States - 4.6%
Ecolab, Inc.	16,963	2,994,648
Visa, Inc., Class A	17,126	2,674,910
Xylem, Inc.	48,063	3,798,900
		9,468,458

Total Common Stocks (Cost $173,323,438)		196,523,192

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Bioceptive, Inc.:
Series A (2)(3)(4)	582,574	—
Series B (2)(3)(4)	40,523	—
FINAE, Series D (2)(3)(4)	2,597,442	177,978
		177,978

Total Preferred Stocks (Cost $491,304)		177,978

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.7%
Africa Renewable Energy Fund LP (2)(3)(4)		1,062,061
Blackstone Clean Technology Partners LP (2)(3)(4)		15,028
China Environment Fund 2004 LP (2)(3)(4)		3,779
Emerald Sustainability Fund I LP (2)(3)(4)		81,204
gNet Defta Development Holding LLC (2)(3)(4)(5)		255,188
SEAF Central and Eastern European Growth Fund LLC (2)(3)(4)(5)		27,975
SEAF India International Growth Fund LP (2)(3)(4)		26,763

Total Venture Capital Limited Partnership Interests (Cost $2,183,346)		1,471,998

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Windhorse International-Spring Health Water Ltd., 1.00%, 9/15/19 (3)(4)(6)	70,000	—

Total Venture Capital Debt Obligations (Cost $70,000)		—

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	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 2.3%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(5)	4,431,583	4,330,366
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (3)(4)(7)	220,000	206,580
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (3)(4)(7)	283,000	258,945

Total High Social Impact Investments (Cost $4,934,583)		4,795,891

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	4,082,633	4,082,633

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,082,633)		4,082,633

TOTAL INVESTMENTS (Cost $185,085,304) - 100.6%		207,051,692
Other assets and liabilities, net - (0.6%)		(1,281,467)
NET ASSETS - 100.0%		205,770,225

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $7,655,222.
(2) Non-income producing security.
(3) Restricted security. Total market value of restricted securities amounts to $6,445,867, which represents 3.1% of the net assets of the Fund as of March 31, 2019.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5) Affiliated company (see Note 7).
(6) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on September 15, 2019 with 1% to be paid annually and the remaining interest due at maturity. As of March 31, 2019, security is in default with respect to its annual 1% interest payment.

(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

Abbreviations:
ADR:	American Depositary Receipt

8 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

ECONOMIC SECTORS	% of total investments*
Industrials	20.9%
Consumer Discretionary	16.8%
Health Care	14.8%
Consumer Staples	13.9%
Financials	11.6%
Information Technology	10.7%
Materials	4.2%
High Social Impact Investments	2.4%
Utilities	2.2%
Communication Services	1.7%
Venture Capital Limited Partnership Interests	0.7%
Venture Capital	0.1%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Africa Renewable Energy Fund LP	4/17/14-3/14/19	954,067
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	283,000
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	146,100
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water Ltd., 1.00%, 9/15/19	2/12/14	70,000
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $180,107,621) - including $7,655,222 of securities on loan	$202,438,163
Investments in securities of affiliated issuers, at value (identified cost $4,977,683)	4,613,529
Cash	2,344
Cash denominated in foreign currency, at value (cost $12,496)	12,555
Receivable for investments sold	2,127,268
Receivable for capital shares sold	54,746
Dividends and interest receivable	677,416
Interest receivable - affiliated	19,573
Securities lending income receivable	1,796
Receivable from affiliates	52,759
Tax reclaims receivable	337,024
Directors’ deferred compensation plan	91,865
Other assets	6,835
Total assets	210,435,873

LIABILITIES
Payable for capital shares redeemed	150,406
Deposits for securities loaned	4,082,633
Payable to affiliates:
Investment advisory fee	129,994
Administrative fee	20,799
Distribution and service fees	29,647
Sub-transfer agency fee	20,651
Directors’ deferred compensation plan	91,865
Accrued expenses	102,187
Demand note payable	37,466
Total liabilities	4,665,648
Commitments and contingent liabilities (see Note 10)
NET ASSETS	$205,770,225

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$217,946,421
Accumulated loss	(12,176,196)
Total	$205,770,225

NET ASSET VALUE PER SHARE
Class A (based on net assets of $111,084,258 and 6,459,656 shares outstanding)	$17.20
Class C (based on net assets of $7,115,981 and 482,289 shares outstanding)	$14.75
Class I (based on net assets of $64,529,884 and 3,515,163 shares outstanding)	$18.36
Class R6 (based on net assets of $23,040,102 and 1,255,053 shares outstanding)	$18.36

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$18.06
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $125,505)	$1,314,911
Non-cash dividend income	110,885
Interest income	18,532
Interest income - affiliated issuers	33,237
Securities lending income, net	6,935
Total investment income	1,484,500

EXPENSES
Investment advisory fee	701,294
Administrative fee	112,207
Distribution and service fees:
Class A	131,076
Class C	45,566
Directors’ fees and expenses	5,746
Custodian fees	37,922
Transfer agency fees and expenses	181,177
Accounting fees	26,021
Professional fees	30,984
Registration fees	35,448
Reports to shareholders	15,827
Miscellaneous	15,582
Total expenses	1,338,850
Waiver and/or reimbursement of expenses by affiliates	(203,211)
Reimbursement of expenses-other	(2,598)
Net expenses	1,133,041
Net investment income	351,459

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(2,122,258)
Foreign currency transactions	(36,095)
(2,158,353)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	1,814,323
Investment securities - affiliated issuers	61,396
Foreign currency	(11,736)
1,863,983

Net realized and unrealized loss	(294,370)

Net increase in net assets resulting from operations	$57,089
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$351,459	$2,345,025
Net realized gain (loss)	(2,158,353)	7,761,999
Net change in unrealized appreciation (depreciation)	1,863,983	(1,187,272)
Net increase in net assets resulting from operations	57,089	8,919,752

Distributions to shareholders:
Class A shares	(1,141,071)	(1,876,125)
Class C shares	(50,893)	(125,794)
Class I shares	(912,793)	(1,292,207)
Total distributions to shareholders	(2,104,757)	(3,294,126)

Capital share transactions:
Class A shares	(1,649,522)	(14,993,614)
Class C shares	(3,614,315)	(1,124,533)
Class I shares	(399,715)	(9,224,705)
Class R6 shares (1)	22,678,655	—
Class Y shares (2)	—	(25,569,482)
Net increase (decrease) in net assets from capital share transactions	17,015,103	(50,912,334)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,967,435	(45,286,708)

NET ASSETS
Beginning of period	190,802,790	236,089,498
End of period	$205,770,225	$190,802,790

(1) For the period from the commencement of operations, March 7, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

12 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$17.53		$17.10	$15.49	$15.62		$16.51	$16.44
Income from investment operations:
Net investment income (1)	0.02		0.19	0.17	0.34	(2)	0.18	0.15
Net realized and unrealized gain (loss)	(0.17)		0.50	1.84	(0.33)		(0.97)	0.02
Total from investment operations	(0.15)		0.69	2.01	0.01		(0.79)	0.17
Distributions from:
Net investment income	(0.18)		(0.26)	(0.40)	(0.14)		(0.10)	(0.10)
Total distributions	(0.18)		(0.26)	(0.40)	(0.14)		(0.10)	(0.10)
Total increase (decrease) in net asset value	(0.33)		0.43	1.61	(0.13)		(0.89)	0.07
Net asset value, ending	$17.20		$17.53	$17.10	$15.49		$15.62	$16.51
Total return (3)	(0.73%)	(4)	4.02%	13.43%	0.04%		(4.78%)	0.99%
Ratios to average net assets: (5)
Total expenses	1.49%	(6)	1.47%	1.58%	1.62%		1.67%	1.66%
Net expenses	1.30%	(6)	1.32%	1.35%	1.38%		1.54%	1.66%
Net investment income	0.25%	(6)	1.09%	1.08%	2.20%	(2)	1.08%	0.88%
Portfolio turnover	21%	(4)	48%	138%	94%		97%	82%
Net assets, ending (in thousands)	$111,084		$114,915	$126,669	$156,757		$167,225	$263,718

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.013 per share and 0.08% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.00		$14.68	$13.31	$13.47		$14.27	$14.26
Income from investment operations:
Net investment income (loss) (1)	(0.04)		0.06	0.05	0.19	(2)	0.04	(0.01)
Net realized and unrealized gain (loss)	(0.14)		0.42	1.59	(0.28)		(0.84)	0.02
Total from investment operations	(0.18)		0.48	1.64	(0.09)		(0.80)	0.01
Distributions from:
Net investment income	(0.07)		(0.16)	(0.27)	(0.07)		—	—
Total distributions	(0.07)		(0.16)	(0.27)	(0.07)		—	—
Total increase (decrease) in net asset value	(0.25)		0.32	1.37	(0.16)		(0.80)	0.01
Net asset value, ending	$14.75		$15.00	$14.68	$13.31		$13.47	$14.27
Total return (3)	(1.07%)	(4)	3.23%	12.60%	(0.68%)		(5.61%)	0.07%
Ratios to average net assets: (5)
Total expenses	2.24%	(6)	2.22%	2.54%	2.55%		2.58%	2.57%
Net expenses	2.06%	(6)	2.07%	2.10%	2.14%		2.37%	2.57%
Net investment income (loss)	(0.65%)	(6)	0.39%	0.35%	1.42%	(2)	0.31%	(0.06%)
Portfolio turnover	21%	(4)	48%	138%	94%		97%	82%
Net assets, ending (in thousands)	$7,116		$11,149	$12,013	$13,613		$15,997	$17,173

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.011 per share and 0.08% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$18.72		$18.24	$16.53	$16.73		$17.68	$17.69
Income from investment operations:
Net investment income (1)	0.05		0.27	0.21	0.44	(2)	0.30	0.28
Net realized and unrealized gain (loss)	(0.18)		0.53	2.01	(0.36)		(1.05)	0.02
Total from investment operations	(0.13)		0.80	2.22	0.08		(0.75)	0.30
Distributions from:
Net investment income	(0.23)		(0.32)	(0.51)	(0.28)		(0.20)	(0.31)
Total distributions	(0.23)		(0.32)	(0.51)	(0.28)		(0.20)	(0.31)
Total increase (decrease) in net asset value	(0.36)		0.48	1.71	(0.20)		(0.95)	(0.01)
Net asset value, ending	$18.36		$18.72	$18.24	$16.53		$16.73	$17.68
Total return (3)	(0.55%)	(4)	4.37%	13.89%	0.41%		(4.27%)	1.64%
Ratios to average net assets: (5)
Total expenses	1.24%	(6)	1.22%	1.06%	1.04%		1.03%	1.02%
Net expenses	0.97%	(6)	0.95%	0.96%	0.95%		0.98%	1.02%
Net investment income	0.53%	(6)	1.44%	1.28%	2.67%	(2)	1.68%	1.53%
Portfolio turnover	21%	(4)	48%	138%	94%		97%	82%
Net assets, ending (in thousands)	$64,530		$64,739	$72,503	$140,129		$147,614	$92,318

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.014 per share and 0.09% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

CLASS R6 SHARES	Period Ended March 31, 2019 (1) (Unaudited)
Net asset value, beginning	$17.79
Income from investment operations:
Net investment income (2)	0.07
Net realized and unrealized gain	0.50
Total from investment operations	0.57
Total increase in net asset value	0.57
Net asset value, ending	$18.36
Total return (3)	3.20%	(4)
Ratios to average net assets: (5)
Total expenses	1.30%	(6)
Net expenses	0.96%	(6)
Net investment income	5.57%	(6)
Portfolio turnover	21%	(4) (7)
Net assets, ending (in thousands)	$23,040

(1) For the period from the commencement of operations, March 7, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

16 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$4,373,687	$—		$—	$4,373,687
Taiwan	3,744,277	—		—	3,744,277
United States	9,468,458	—		—	9,468,458
Other Countries(2)	—	178,936,770		—	178,936,770
Total Common Stocks	$17,586,422	$178,936,770	(3)	$—	$196,523,192
Preferred Stocks - Venture Capital	—	—		177,978	177,978
Venture Capital Limited Partnership Interests	—	—		1,471,998	1,471,998
Venture Capital Debt Obligations	—	—		—	—
High Social Impact Investments	—	4,330,366		465,525	4,795,891
Short Term Investment of Cash Collateral for Securities Loaned	4,082,633	—		—	4,082,633
Total Investments	$21,669,055	$183,267,136		$2,115,501	$207,051,692

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.

18 www.calvert.com CALVERT INTERNATIONAL EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.75% on the first $250 million, 0.725% on the next $250 million and 0.675% on the excess of $500 million. For the six months ended March 31, 2019, the investment advisory fee amounted to $701,294 or 0.75% (annualized) of the Fund’s average daily net assets.
Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.25%, 2.00%, 1.00% (1.32%, 2.07% and 0.95% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.96% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM and EVAIL waived or reimbursed expenses in total of $203,211.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C , Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $112,207.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $131,076 and $45,566 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,278 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received $128 of contingent deferred sales charges (CDSC) paid by Class A shareholders and no CDSC paid by Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $42,379 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $2,598, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

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NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $51,961,153 and $38,615,964, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $10,386,632 and deferred capital losses of $21,632,733 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on September 30, 2019 and their character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $9,129,251 are short-term and $12,503,482 are long term.
Under tax regulations, capital losses incurred in taxable years beginning after December 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$185,387,146
Gross unrealized appreciation	$27,764,769
Gross unrealized depreciation	(6,100,223)
Net unrealized appreciation (depreciation)	$21,664,546
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $7,655,222 and the total value of collateral received was $10,265,913, comprised of cash of $4,082,633 and U.S. Government and/or agencies securities of $6,183,280.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$10,265,913	$—	$—	$—	$10,265,913

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The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2019, the Fund had a balance outstanding pursuant to this line of credit of $37,466 at an interest rate of 3.50%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund has filed a request for a new exemptive order from the SEC to permit additional investment in CIC notes.

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In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2019, the value of the Fund’s investment in the Notes and affiliated companies was $4,613,529, which represents 2.24% of the Fund’s net assets. Transactions in the Notes and affiliated companies by the Fund for the six months ended March 31, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$4,431,583	$—	$—	$4,431,583	$4,330,366	$33,237	$—	$—	$65,632
Venture Capital Limited Partnership Interests
SEAF Central and Eastern European Growth Fund LLC (1)(2)(3)	—	—	(9,318)	—	27,975	—	—	—	($1,806)
gNet Defta Development Holding LLC (1)(2)(3)	—	—	—	—	255,188	—	—	—	($2,430)
TOTALS					$4,613,529	$33,237	$—	$—	$61,396

(1) Restricted security.
(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	225,464	$3,657,675	720,208	$12,677,952
Reinvestment of distributions	70,194	1,067,653	98,915	1,738,925
Shares redeemed	(588,150)	(9,516,277)	(1,670,878)	(29,410,491)
Converted from Class C	196,786	3,141,427	—	—
Net decrease	(95,706)	($1,649,522)	(851,755)	($14,993,614)

Class C
Shares sold	32,772	$451,373	87,750	$1,330,294
Reinvestment of distributions	3,763	49,178	7,788	117,825
Shares redeemed	(68,446)	(973,439)	(170,651)	(2,572,652)
Converted to Class A	(229,025)	(3,141,427)	—	—
Net decrease	(260,936)	($3,614,315)	(75,113)	($1,124,533)

Class I
Shares sold	1,830,531	$31,229,785	1,107,355	$20,830,133
Reinvestment of distributions	52,583	852,895	66,383	1,242,701
Shares redeemed	(1,825,845)	(32,482,395)	(3,142,001)	(58,433,954)
Converted from Class Y	—	—	1,450,354	27,136,415
Net increase (decrease)	57,269	($399,715)	(517,909)	($9,224,705)

Class R6 (1)
Shares sold	1,255,053	$22,678,655	—	$—
Net increase	1,255,053	$22,678,655	—	$—

Class Y (2)
Shares sold	—	$—	138,696	$2,537,558
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(52,997)	(970,625)
Converted to Class I	—	—	(1,464,783)	(27,136,415)
Net decrease	—	$—	(1,379,084)	($25,569,482)

(1) For the period from the commencement of operations, March 7, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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NOTE 10 — CAPITAL COMMITMENTS
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $101,705 at March 31, 2019. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund’s unfunded capital commitments by investment at March 31, 2019 were as follows:

Name of Investment	Unfunded Commitment at 3/31/19
Africa Renewable Energy Fund LP	$45,933
Blackstone Clean Technology Partners LP	508
China Environment Fund 2004 LP	37,764
SEAF India International Growth Fund LP	17,500
Total	$101,705

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Equity Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds

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and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-year period ended September 30, 2018 and underperformed the median of the Fund’s peer universe and its benchmark index for the three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser and Sub-Adviser were waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained breakpoints. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert International Equity Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert International Equity Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT INTERNATIONAL EQUITY FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Eaton Vance Advisers International Ltd. 125 Old Broad Street London, EC2N 1AR	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24208 3.31.19

Calvert Mid-Cap Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
22	Board of Directors’ Contract Approval
25	Officers and Directors
26	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Charles B. Gaffney of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	-0.75%	9.42%	5.96%	14.23%
Class A with 4.75% Maximum Sales Charge	—	—	-5.48	4.21	4.93	13.67
Class C at NAV	10/31/1994	10/31/1994	-1.15	8.59	5.15	13.34
Class C with 1% Maximum Sales Charge	—	—	-2.05	7.59	5.15	13.34
Class I at NAV	06/03/2003	10/31/1994	-0.61	9.80	6.44	14.91

Russell Midcap® Index	—	—	-1.38%	6.47%	8.80%	16.87%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.28%	2.03%	1.03%
Net				1.18	1.93	0.93

Fund Profile

SECTOR ALLOCATION (% of total investments)		TEN LARGEST HOLDINGS (% of net assets)[4]

Information Technology	18.3%	Xcel Energy, Inc.	2.5%
Industrials	13.5%	CMS Energy Corp.	2.3%
Financials	13.2%	AvalonBay Communities, Inc.	2.1%
Consumer Discretionary	13.1%	National Retail Properties, Inc.	2.1%
Health Care	10.6%	Fiserv, Inc.	2.1%
Real Estate	9.9%	Sempra Energy	2.1%
Utilities	8.5%	Extra Space Storage, Inc.	2.1%
Consumer Staples	3.8%	Ball Corp.	2.0%
Materials	3.5%	Equity Residential	1.9%
Communication Services	2.8%	Grand Canyon Education, Inc.	1.8%
Energy	1.5%	Total	21.0%
High Social Impact Investments	1.3%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

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FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	BEGINNING ACCOUNT VALUE (10/1/18)	ENDING ACCOUNT VALUE (3/31/19)	EXPENSES PAID DURING PERIOD* (10/1/18 - 3/31/19)	ANNUALIZED EXPENSE RATIO
Actual
Class A	$1,000.00	$992.50	$5.96**	1.20%
Class C	$1,000.00	$988.50	$9.67**	1.95%
Class I	$1,000.00	$993.90	$4.42**	0.89%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.95	$6.04**	1.20%
Class C	$1,000.00	$1,015.21	$9.80**	1.95%
Class I	$1,000.00	$1,020.49	$4.48**	0.89%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.

4 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.4%
CAE, Inc.	117,800	2,610,138
Hexcel Corp.	46,753	3,233,438
		5,843,576

Auto Components - 1.4%
Aptiv plc	41,700	3,314,733

Banks - 1.5%
First Republic Bank	17,225	1,730,423
Sterling Bancorp	101,000	1,881,630
		3,612,053

Biotechnology - 0.7%
Incyte Corp. (1)	19,900	1,711,599

Capital Markets - 4.2%
E*Trade Financial Corp.	38,388	1,782,355
Northern Trust Corp.	35,000	3,164,350
Raymond James Financial, Inc.	32,400	2,605,284
SEI Investments Co.	51,000	2,664,750
		10,216,739

Chemicals - 1.4%
Sherwin-Williams Co. (The)	8,000	3,445,680

Commercial Services & Supplies - 1.9%
Copart, Inc. (1)	29,000	1,757,110
Republic Services, Inc.	35,700	2,869,566
		4,626,676

Consumer Finance - 2.2%
Discover Financial Services	43,000	3,059,880
OneMain Holdings, Inc.	74,200	2,355,850
		5,415,730

Containers & Packaging - 2.0%
Ball Corp.	85,722	4,959,875

Distributors - 0.6%
Pool Corp.	9,000	1,484,730

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Diversified Consumer Services - 4.3%
Bright Horizons Family Solutions, Inc. (1)	16,828	2,139,007
Grand Canyon Education, Inc. (1)	39,300	4,500,243
ServiceMaster Global Holdings, Inc. (1)	84,249	3,934,428
		10,573,678

Electric Utilities - 2.5%
Xcel Energy, Inc.	106,000	5,958,260

Electrical Equipment - 1.6%
AMETEK, Inc.	46,132	3,827,572

Electronic Equipment, Instruments & Components - 2.3%
CDW Corp.	30,500	2,939,285
FLIR Systems, Inc.	57,400	2,731,092
		5,670,377

Energy Equipment & Services - 1.5%
Core Laboratories NV	26,900	1,854,217
TechnipFMC plc	74,102	1,742,879
		3,597,096

Equity Real Estate Investment Trusts (REITs) - 9.9%
AvalonBay Communities, Inc.	25,932	5,205,330
Equity Residential	60,300	4,541,796
Extra Space Storage, Inc.	49,282	5,022,329
Mid-America Apartment Communities, Inc.	37,800	4,132,674
National Retail Properties, Inc.	93,592	5,184,061
		24,086,190

Food & Staples Retailing - 1.1%
Performance Food Group Co. (1)	68,300	2,707,412

Food Products - 0.5%
Conagra Brands, Inc.	44,400	1,231,656

Health Care Equipment & Supplies - 3.5%
Cooper Cos., Inc. (The)	9,800	2,902,466
ICU Medical, Inc. (1)	10,700	2,560,831
Teleflex, Inc.	9,725	2,938,506
		8,401,803

Health Care Providers & Services - 2.7%
Amedisys, Inc. (1)	19,600	2,415,896
Centene Corp. (1)	37,800	2,007,180
Humana, Inc.	7,641	2,032,506
		6,455,582

6 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Household Products - 2.2%
Central Garden & Pet Co., Class A (1)	61,500	1,429,875
Clorox Co. (The)	24,550	3,939,293
		5,369,168

Independent Power and Renewable Electricity Producers - 1.6%
NextEra Energy Partners LP	82,600	3,852,464

Insurance - 4.1%
Alleghany Corp. (1)	4,438	2,717,831
American Financial Group, Inc.	23,583	2,268,920
First American Financial Corp.	50,671	2,609,557
RLI Corp.	34,600	2,482,550
		10,078,858

Interactive Media & Services - 1.8%
Eventbrite, Inc., Class A (1)	86,301	1,654,390
IAC/InterActiveCorp (1)	13,400	2,815,474
		4,469,864

IT Services - 7.5%
Amdocs Ltd.	45,689	2,472,232
Black Knight, Inc. (1)	69,100	3,765,950
Fidelity National Information Services, Inc.	39,200	4,433,520
Fiserv, Inc. (1)(2)	58,100	5,129,068
GoDaddy, Inc., Class A (1)	31,200	2,345,928
		18,146,698

Leisure Products - 0.8%
Brunswick Corp.	36,500	1,837,045

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	42,500	3,416,150

Machinery - 5.1%
Fortive Corp.	40,317	3,382,193
Gardner Denver Holdings, Inc. (1)	130,600	3,631,986
Parker-Hannifin Corp.	17,400	2,986,188
Xylem, Inc.	29,800	2,355,392
		12,355,759

Media - 0.9%
CBS Corp., Class B	47,400	2,252,922

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Multi-Utilities - 4.4%
CMS Energy Corp.	103,071	5,724,563
Sempra Energy	39,947	5,027,730
		10,752,293

Pharmaceuticals - 2.4%
Jazz Pharmaceuticals plc (1)	19,900	2,844,705
Zoetis, Inc.	29,455	2,965,235
		5,809,940

Professional Services - 1.4%
Verisk Analytics, Inc.	24,700	3,285,100

Road & Rail - 1.1%
Kansas City Southern	24,100	2,795,118

Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	26,100	2,747,547
NXP Semiconductors NV	31,200	2,757,768
Skyworks Solutions, Inc.	35,400	2,919,792
		8,425,107

Software - 5.0%
ACI Worldwide, Inc. (1)	54,600	1,794,702
Altair Engineering, Inc., Class A (1)	52,400	1,928,844
CDK Global, Inc.	57,800	3,399,796
Palo Alto Networks, Inc. (1)	9,900	2,404,512
RealPage, Inc. (1)	41,900	2,542,911
		12,070,765

Specialty Retail - 1.8%
Ulta Beauty, Inc. (1)	12,400	4,324,252

Textiles, Apparel & Luxury Goods - 4.2%
Columbia Sportswear Co.	26,100	2,719,098
Gildan Activewear, Inc.	116,500	4,190,505
VF Corp.	38,000	3,302,580
		10,212,183

Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (1)	200,200	2,640,638

Total Common Stocks (Cost $209,005,070)		239,235,341

8 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.3%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(4)	2,619,488	2,559,659
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(5)(6)	309,000	290,151
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(5)(6)	398,000	364,170

Total High Social Impact Investments (Cost $3,326,488)		3,213,980

TOTAL INVESTMENTS (Cost $212,331,558) - 99.8%		242,449,321
Other assets and liabilities, net - 0.2%		515,370
NET ASSETS - 100.0%		242,964,691

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $5,077,777.
(3) Affiliated company (see Note 7).
(4) Restricted security. Total market value of restricted securities amounts to $3,213,980, which represents 1.3% of the net assets of the Fund as of March 31, 2019.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	398,000
See notes to financial statements.

www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT MID-CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $209,712,070) - including $5,077,777 of securities on loan	$239,889,662
Investments in securities of affiliated issuers, at value (identified cost $2,619,488)	2,559,659
Cash	1,104,026
Cash denominated in foreign currency, at value (cost $7,458)	7,493
Receivable for investments sold	729,287
Receivable for capital shares sold	138,322
Dividends and interest receivable	265,982
Interest receivable - affiliated	11,679
Securities lending income receivable	2,036
Receivable from affiliates	27,759
Directors’ deferred compensation plan	126,889
Other assets	8,531
Total assets	244,871,325

LIABILITIES
Payable for investments purchased	1,229,476
Payable for capital shares redeemed	230,374
Payable to affiliates:
Investment advisory fee	133,247
Administrative fee	24,599
Distribution and service fees	44,955
Sub-transfer agency fee	19,542
Directors’ deferred compensation plan	126,889
Accrued expenses	97,552
Total liabilities	1,906,634
NET ASSETS	$242,964,691

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$213,354,771
Distributable earnings	29,609,920
Total	$242,964,691

NET ASSET VALUE PER SHARE
Class A (based on net assets of $151,444,291 and 4,686,883 shares outstanding)	$32.31
Class C (based on net assets of $15,270,022 and 685,576 shares outstanding)	$22.27
Class I (based on net assets of $76,250,378 and 1,987,043 shares outstanding)	$38.37

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$33.92
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

10 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $14,186)	$1,677,955
Interest income	13,553
Interest income - affiliated issuers	19,319
Securities lending income, net	32,620
Total investment income	1,743,447

EXPENSES
Investment advisory fee	763,486
Administrative fee	140,951
Distribution and service fees:
Class A	179,856
Class C	76,474
Directors’ fees and expenses	6,840
Custodian fees	23,994
Transfer agency fees and expenses	186,568
Accounting fees	29,088
Professional fees	26,666
Registration fees	33,810
Reports to shareholders	12,390
Miscellaneous	14,427
Total expenses	1,494,550
Waiver and/or reimbursement of expenses by affiliates	(141,621)
Reimbursement of expenses-other	(3,214)
Net expenses	1,349,715
Net investment income	393,732

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(260,554)
Foreign currency transactions	111
(260,443)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(3,625,737)
Investment securities - affiliated issuers	38,795
Foreign currency	22
(3,586,920)

Net realized and unrealized loss	(3,847,363)

Net decrease in net assets resulting from operations	($3,453,631)
See notes to financial statements.

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CALVERT MID-CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$393,732	$731,120
Net realized gain (loss)	(260,443)	15,315,659
Net change in unrealized appreciation (depreciation)	(3,586,920)	20,029,304
Net increase (decrease) in net assets resulting from operations	(3,453,631)	36,076,083

Distributions to shareholders:
Class A shares	(9,307,048)	(14,823,284)
Class C shares	(1,293,432)	(2,174,802)
Class I shares	(4,175,285)	(6,706,763)
Total distributions to shareholders	(14,775,765)	(23,704,849)

Capital share transactions:
Class A shares	5,330,494	(10,019,150)
Class C shares	(287,104)	(1,216,780)
Class I shares	(11,136,373)	19,681,532
Class Y shares (1)	—	(12,283,707)
Net decrease in net assets from capital share transactions	(6,092,983)	(3,838,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,322,379)	8,533,129

NET ASSETS
Beginning of period	267,287,070	258,753,941
End of period	$242,964,691	$267,287,070

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

12 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$34.84		$33.40	$29.68	$33.41		$36.99	$36.83
Income from investment operations:
Net investment income (loss) (1)	0.04		0.07	0.20	0.02	(2)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	(0.48)		4.59	3.68	(0.67)		1.91	2.94
Total from investment operations	(0.44)		4.66	3.88	(0.65)		1.75	2.80
Distributions from:
Net investment income	(0.08)		(0.04)	(0.15)	—		—	—
Net realized gain	(2.01)		(3.18)	(0.01)	(3.08)		(5.33)	(2.64)
Total distributions	(2.09)		(3.22)	(0.16)	(3.08)		(5.33)	(2.64)
Total increase (decrease) in net asset value	(2.53)		1.44	3.72	(3.73)		(3.58)	0.16
Net asset value, ending	$32.31		$34.84	$33.40	$29.68		$33.41	$36.99
Total return (3)	(0.75%)	(4)	15.04%	13.11%	(2.08%)		4.90%	7.90%
Ratios to average net assets: (5)
Total expenses	1.31%	(6)	1.28%	1.34%	1.37%		1.41%	1.43%
Net expenses	1.20%	(6)	1.21%	1.21%	1.31%		1.41%	1.43%
Net investment income (loss)	0.29%	(6)	0.22%	0.64%	0.07%	(2)	(0.43%)	(0.36%)
Portfolio turnover	36%	(4)	62%	162%	199%		74%	81%
Net assets, ending (in thousands)	$151,444		$157,046	$159,951	$192,402		$223,328	$215,683

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT MID-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$24.65		$24.55	$21.87	$25.62		$29.76	$30.35
Income from investment operations:
Net investment loss (1)	(0.05)		(0.12)	(0.03)	(0.16)	(2)	(0.34)	(0.34)
Net realized and unrealized gain (loss)	(0.39)		3.27	2.72	(0.51)		1.53	2.39
Total from investment operations	(0.44)		3.15	2.69	(0.67)		1.19	2.05
Distributions from:
Net realized gain	(1.94)		(3.05)	(0.01)	(3.08)		(5.33)	(2.64)
Total distributions	(1.94)		(3.05)	(0.01)	(3.08)		(5.33)	(2.64)
Total increase (decrease) in net asset value	(2.38)		0.10	2.68	(3.75)		(4.14)	(0.59)
Net asset value, ending	$22.27		$24.65	$24.55	$21.87		$25.62	$29.76
Total return (3)	(1.15%)	(4)	14.20%	12.29%	(2.87%)		4.09%	7.06%
Ratios to average net assets: (5)
Total expenses	2.06%	(6)	2.03%	2.18%	2.16%		2.21%	2.19%
Net expenses	1.95%	(6)	1.96%	1.96%	2.09%		2.21%	2.19%
Net investment loss	(0.48%)	(6)	(0.53%)	(0.12%)	(0.72%)	(2)	(1.23%)	(1.12%)
Portfolio turnover	36%	(4)	62%	162%	199%		74%	81%
Net assets, ending (in thousands)	$15,270		$17,043	$18,146	$22,885		$29,837	$27,588

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT MID-CAP FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$40.97		$38.70	$34.38	$38.05		$41.19	$40.50
Income from investment operations:
Net investment income (1)	0.11		0.23	0.41	0.19	(2)	0.06	0.10
Net realized and unrealized gain (loss)	(0.54)		5.37	4.22	(0.78)		2.13	3.23
Total from investment operations	(0.43)		5.60	4.63	(0.59)		2.19	3.33
Distributions from:
Net investment income	(0.16)		(0.15)	(0.30)	—		—	—
Net realized gain	(2.01)		(3.18)	(0.01)	(3.08)		(5.33)	(2.64)
Total distributions	(2.17)		(3.33)	(0.31)	(3.08)		(5.33)	(2.64)
Total increase (decrease) in net asset value	(2.60)		2.27	4.32	(3.67)		(3.14)	0.69
Net asset value, ending	$38.37		$40.97	$38.70	$34.38		$38.05	$41.19
Total return (3)	(0.61%)	(4)	15.48%	13.53%	(1.64%)		5.53%	8.53%
Ratios to average net assets: (5)
Total expenses	1.05%	(6)	1.03%	0.88%	0.86%		0.83%	0.82%
Net expenses	0.89%	(6)	0.86%	0.86%	0.84%		0.83%	0.82%
Net investment income	0.59%	(6)	0.59%	1.14%	0.55%	(2)	0.14%	0.24%
Portfolio turnover	36%	(4)	62%	162%	199%		74%	81%
Net assets, ending (in thousands)	$76,250		$93,198	$68,748	$166,759		$236,228	$156,677

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospesctus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information

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obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$239,235,341	(2)	$—	$—	$239,235,341
High Social Impact Investments	—		2,559,659	654,321	3,213,980
Total Investments	$239,235,341		$2,559,659	$654,321	$242,449,321

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

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I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $763,486 of the Fund’s average daily net assets.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.18%, 1.93% and 0.93% (1.21%, 1.96% and 0.86% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $141,621.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I, and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $140,951.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $179,856 and $76,474 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $8,692 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received $1,651 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $39,922 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former

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investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $3,214, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $86,209,611 and $105,403,894, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$212,428,369
Gross unrealized appreciation	$35,980,353
Gross unrealized depreciation	(5,959,401)
Net unrealized appreciation (depreciation)	$30,020,952
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $5,077,777 and the total value of collateral received was $5,162,330, comprised of U.S. Government and/or agencies securities.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,162,330	$—	$—	$—	$5,162,330
Total	$5,162,330	$—	$—	$—	$5,162,330
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line

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of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund has filed a request for a new exemptive order from the SEC to permit investment in CIC notes.
At March 31, 2019, the value of the Fund’s investment in the Notes was $2,559,659, which represents 1.1% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$2,619,488	$—	$—	$2,619,488	$2,559,659	$19,319	$—	$—	$38,795
Totals					$2,559,659	$19,319	$—	$—	$38,795
(1) Restricted security

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	165,830	$5,185,086	315,515	$10,423,803
Reinvestment of distributions	299,488	8,942,725	453,988	14,182,592
Shares redeemed	(415,013)	(12,671,444)	(1,050,776)	(34,625,545)
Converted from Class C	128,860	3,874,127	—	—
Net increase (decrease)	179,165	$5,330,494	(281,273)	($10,019,150)

Class C
Shares sold	191,364	$3,891,487	40,672	$962,636
Reinvestment of distributions	59,723	1,232,088	91,560	2,035,380
Shares redeemed	(70,327)	(1,536,552)	(179,909)	(4,214,796)
Converted to Class A	(186,664)	(3,874,127)	—	—
Net decrease	(5,904)	($287,104)	(47,677)	($1,216,780)

Class I
Shares sold	376,356	$13,682,539	659,284	$25,567,736
Reinvestment of distributions	96,198	3,408,286	178,045	6,520,017
Shares redeemed	(760,473)	(28,227,198)	(615,028)	(23,450,985)
Converted from Class Y	—	—	276,006	11,044,764
Net increase (decrease)	(287,919)	($11,136,373)	498,307	$19,681,532

Class Y (1)
Shares sold	—	$—	26,967	$926,227
Shares redeemed	—	—	(63,076)	(2,165,170)
Converted to Class I	—	—	(314,651)	(11,044,764)
Net decrease	—	$—	(350,760)	($12,283,707)

(1) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Mid-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.

www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 23

Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-year period ended September 30, 2018 and underperformed the median of the Fund’s peer universe and its benchmark index for the three- and five-year periods ended September 30, 2018. The Board took into account management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

24 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert Mid-Cap Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Mid-Cap Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED) 25

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

26 www.calvert.com CALVERT MID-CAP FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT MID-CAP FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009
Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24210 3.31.19

Calvert International Opportunities Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
24	Board of Directors’ Contract Approval
27	Officers and Directors
28	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Manager Aidan M. Farrell of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	-7.69%	-7.98%	4.27%	11.04%
Class A with 4.75% Maximum Sales Charge	—	—	-12.07	-12.34	3.26	10.50
Class C at NAV	07/31/2007	05/31/2007	-8.08	-8.63	3.40	10.12
Class C with 1% Maximum Sales Charge	—	—	-8.93	-9.47	3.40	10.12
Class I at NAV	05/31/2007	05/31/2007	-7.62	-7.78	4.65	11.49
Class R6 at NAV	02/01/2019	05/31/2007	-7.62	-7.78	4.65	11.49

MSCI EAFE SMID Cap Index	—	—	-6.67%	-7.64%	4.05%	11.44%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.39%	2.14%	1.14%	1.10%
Net			1.35	2.10	1.10	1.06

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Industrials	20.3%	SpareBank 1 SR-Bank ASA	1.8%
Consumer Discretionary	14.6%	Sika AG	1.8%
Health Care	11.4%	Melrose Industries plc	1.7%
Financials	11.1%	Halma plc	1.6%
Real Estate	10.6%	Cembra Money Bank AG	1.5%
Materials	8.5%	IMCD Group NV	1.5%
Information Technology	8.3%	WH Smith plc	1.5%
Consumer Staples	6.9%	CAE, Inc.	1.5%
Communication Services	4.5%	Husqvarna AB, Class B	1.5%
Utilities	2.2%	FP Corp.	1.4%
Energy	1.2%	Total	15.8%
High Social Impact Investments	0.4%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI EAFE SMID Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

3 Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 Does not include Short Term Investment of Cash Collateral for Securities Loaned.

5 Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class C and Class I and (February 1, 2019 to March 31, 2019) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual*
Class A	$1,000.00	$923.10	$6.52**	1.36%
Class C	$1,000.00	$919.20	$10.14**	2.12%
Class I	$1,000.00	$923.80	$5.32**	1.11%
Class R6	$1,000.00	$1,035.00	$1.73**	1.05%
Hypothetical***
(5% return per year before expenses)
Class A	$1,000.00	$1,018.15	$6.84**	1.36%
Class C	$1,000.00	$1,014.36	$10.65**	2.12%
Class I	$1,000.00	$1,019.40	$5.59**	1.11%
Class R6	$1,000.00	$1,019.70	$5.29**	1.05%

* Class R6 had not commenced operations on October 1, 2018. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2019 to March 31, 2019). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
*** Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018 (February 1, 2019 for Class R6).

4 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%
Australia - 4.0%
Bapcor Ltd.	459,578	1,805,067
BlueScope Steel Ltd.	67,847	673,415
Bravura Solutions Ltd.	528,920	2,057,012
Challenger Ltd.	160,778	947,579
GDI Property Group	2,459,577	2,428,513
Magellan Financial Group Ltd.	37,878	982,377
National Storage REIT	1,280,198	1,604,864
Nine Entertainment Co. Holdings Ltd.	1,212,063	1,472,567
Steadfast Group Ltd.	423,639	953,797
		12,925,191

Austria - 0.6%
CA Immobilien Anlagen AG	53,837	1,945,617

Belgium - 1.4%
Kinepolis Group NV	52,244	2,954,600
Melexis NV (1)	22,412	1,357,706
		4,312,306

Canada - 2.0%
CAE, Inc.	213,059	4,720,827
Kinaxis, Inc. (2)	27,589	1,609,694
		6,330,521

Denmark - 0.7%
Topdanmark AS	44,279	2,212,212

France - 2.3%
Kaufman & Broad S.A.	42,334	1,729,718
Lagardere SCA	67,621	1,739,988
Rubis SCA	72,118	3,936,820
		7,406,526

Germany - 4.6%
Axel Springer SE	35,171	1,818,102
Brenntag AG	78,110	4,015,886
Carl Zeiss Meditec AG	23,302	1,947,372
Freenet AG	42,446	913,004
Norma Group SE	68,897	3,347,993
Rational AG	3,941	2,435,265
Salzgitter AG	12,588	364,582
		14,842,204

www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Hong Kong - 2.4%
CITIC Telecom International Holdings Ltd.	4,210,468	1,894,402
Hysan Development Co. Ltd.	660,075	3,538,129
Samsonite International SA (3)	726,090	2,332,947
		7,765,478

Ireland - 2.3%
Green REIT plc	1,143,973	1,925,233
Kerry Group plc, Class A	23,338	2,605,961
UDG Healthcare plc	365,766	2,697,809
		7,229,003

Italy - 4.6%
Amplifon SpA	128,423	2,506,206
Banca Generali SpA	58,511	1,456,553
DiaSorin SpA	24,771	2,498,440
FinecoBank Banca Fineco SpA	115,510	1,521,881
MARR SpA	163,342	3,721,308
Moncler SpA	72,346	2,919,858
		14,624,246

Japan - 27.5%
77 Bank Ltd. (The)	109,192	1,526,407
Asahi Co. Ltd.	254,848	3,528,397
Asahi Intecc Co. Ltd.	43,282	2,038,351
Chiba Bank Ltd. (The)	332,390	1,807,496
Daiichikosho Co. Ltd.	70,875	3,629,147
Dowa Holdings Co. Ltd. (1)	26,160	861,428
Eiken Chemical Co. Ltd.	68,728	1,620,395
FP Corp. (1)	76,884	4,547,782
Fuji Seal International, Inc.	91,573	3,317,483
HIS Co. Ltd.	105,892	3,899,702
Invesco Office J-REIT, Inc.	16,004	2,540,022
Itochu Techno-Solutions Corp.	77,075	1,803,280
Japan Hotel REIT Investment Corp.	2,153	1,735,739
Japan Lifeline Co. Ltd. (1)	214,445	3,556,678
K’s Holdings Corp.	340,510	3,021,115
Kenedix, Inc.	429,300	2,152,492
Kewpie Corp.	132,110	3,173,763
Kuraray Co. Ltd.	149,695	1,909,553
Lion Corp.	77,750	1,638,517
Mitsui Fudosan Logistics Park, Inc. REIT	518	1,658,022
Morinaga & Co. Ltd.	78,679	3,421,705
Nabtesco Corp.	139,255	4,080,712
Nippon Light Metal Holdings Co. Ltd.	813,451	1,789,965
Nohmi Bosai Ltd.	142,715	2,336,655
Nomura Co. Ltd.	114,884	3,245,315

6 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Okamura Corp.	257,050	2,699,374
Penta-Ocean Construction Co. Ltd.	623,844	2,897,160
Press Kogyo Co., Ltd.	630,660	3,353,371
Sakata Seed Corp. (1)	91,483	3,116,562
Ship Healthcare Holdings, Inc.	85,915	3,534,062
Sumco Corp.	122,055	1,365,328
Tokyo Century Corp.	32,838	1,431,194
Yamaha Corp.	69,439	3,477,052
Yokohama Reito Co. Ltd. (1)	123,786	1,001,003
		87,715,227

Luxembourg - 0.1%
APERAM S.A.	10,921	311,678

Netherlands - 5.1%
Aalberts Industries NV	107,215	3,711,454
Core Laboratories NV	13,739	947,029
GrandVision NV (3)	175,491	3,802,028
IMCD Group NV	63,794	4,867,262
NSI NV	67,587	2,869,040
		16,196,813

New Zealand - 1.1%
Fisher & Paykel Healthcare Corp. Ltd.	341,705	3,658,003

Norway - 2.1%
SpareBank 1 SR-Bank ASA	497,035	5,729,791
TGS NOPEC Geophysical Co. ASA	36,683	1,001,817
		6,731,608

Singapore - 1.9%
Keppel REIT	3,616,600	3,444,884
Yanlord Land Group Ltd.	2,599,100	2,613,994
		6,058,878

Spain - 1.0%
Acciona SA	27,927	3,112,093

Sweden - 7.6%
Assa Abloy AB, Class B	194,238	4,192,106
Boliden AB	38,551	1,098,666
Bufab AB	175,657	1,848,598
Fabege AB (1)	153,711	2,233,925
Hexagon AB, Class B	46,833	2,447,612

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Husqvarna AB, Class B	567,038	4,637,478
Indutrade AB	147,006	4,188,852
Trelleborg AB, Class B	224,548	3,481,034
		24,128,271

Switzerland - 9.5%
Belimo Holding AG	551	2,753,921
Bossard Holding AG, Class A	11,524	1,772,964
Cembra Money Bank AG	52,164	4,936,286
Galenica AG (3)	50,851	2,519,432
Logitech International SA	72,180	2,834,675
Lonza Group AG	14,352	4,455,674
Meyer Burger Technology AG (2)	2,410,691	1,601,682
Sika AG	40,242	5,627,929
VZ Holding AG	14,286	3,744,245
		30,246,808

United Kingdom - 18.2%
Abcam plc	129,229	1,913,093
Avast plc (2)(3)	411,204	1,518,886
Bellway plc	103,425	4,103,110
Bodycote plc	331,221	3,554,519
Cranswick plc	95,674	3,397,130
Croda International plc	36,571	2,402,632
Dechra Pharmaceuticals plc	99,927	3,516,026
DS Smith plc	920,880	4,034,130
First Derivatives plc (1)	67,836	2,378,665
Grainger plc	1,030,936	3,177,719
Halma plc	231,549	5,048,216
Hastings Group Holdings plc (3)	583,862	1,648,540
Hiscox Ltd.	153,584	3,121,270
Inchcape plc	445,293	3,313,307
Melrose Industries plc	2,277,444	5,439,770
St James’s Place plc	243,714	3,266,048
Weir Group plc (The)	72,847	1,480,615
WH Smith plc	172,555	4,773,722
		58,087,398

United States - 0.6%
Oceaneering International, Inc. (2)	114,626	1,807,652

Total Common Stocks (Cost $303,437,642)		317,647,733

8 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	1,000,000	977,160
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(6)(7)	111,000	104,229
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(6)(7)	142,000	129,930

Total High Social Impact Investments (Cost $1,253,000)		1,211,319

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	5,897,493	5,897,493

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,897,493)		5,897,493

TOTAL INVESTMENTS (Cost $310,588,135) - 101.8%		324,756,545
Other assets and liabilities, net - (1.8%)		(5,668,293)
NET ASSETS - 100.0%		319,088,252

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $11,461,490.
(2) Non-income producing security.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $11,821,833, which represents 3.7% of the net assets of the Fund as of March 31, 2019.

(4) Restricted security. Total market value of restricted securities amounts to $1,211,319, which represents 0.4% of the net assets of the Fund as of March 31, 2019.
(5) Affiliated company (see Note 7).
(6) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

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At March 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	20.3%
Consumer Discretionary	14.6%
Health Care	11.4%
Financials	11.1%
Real Estate	10.6%
Materials	8.5%
Information Technology	8.3%
Consumer Staples	6.9%
Communication Services	4.5%
Utilities	2.2%
Energy	1.2%
High Social Impact Investments	0.4%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	142,000
See notes to financial statements.

10 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $309,588,135) - including $11,461,490 of securities on loan	$323,779,385
Investments in securities of affiliated issuers, at value (identified cost $1,000,000)	977,160
Cash	4,050,837
Cash denominated in foreign currency, at value (cost $275,052)	274,958
Receivable for investments sold	2,821,915
Receivable for capital shares sold	781,723
Dividends and interest receivable	881,196
Interest receivable - affiliated	4,458
Securities lending income receivable	3,386
Tax reclaims receivable	144,868
Receivable from affiliates	76,925
Directors’ deferred compensation plan	138,160
Other assets	9,309
Total assets	333,944,280

LIABILITIES
Payable for investments purchased	6,734,440
Payable for capital shares redeemed	1,667,475
Deposits for securities loaned	5,897,493
Payable to affiliates:
Investment advisory fee	201,362
Administrative fee	32,218
Distribution and service fees	18,865
Sub-transfer agency fee	9,090
Directors’ deferred compensation plan	138,160
Accrued expenses	156,925
Total liabilities	14,856,028
NET ASSETS	$319,088,252

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$321,370,419
Accumulated loss	(2,282,167)
Total	$319,088,252

NET ASSET VALUE PER SHARE
Class A (based on net assets of $62,315,474 and 3,890,251 shares outstanding)	$16.02
Class C (based on net assets of $6,872,998 and 439,457 shares outstanding)	$15.64
Class I (based on net assets of $249,889,430 and 15,943,085 shares outstanding)	$15.67
Class R6 (based on net assets of $10,350 and 661 shares outstanding, including fractional shares)	$15.67

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$16.82
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $193,548)	$2,262,335
Interest income	27,067
Interest income - affiliated issuers	7,375
Securities lending income, net	50,557
Total investment income	2,347,334

EXPENSES
Investment advisory fee	1,099,410
Administrative fee	175,905
Distribution and service fees:
Class A	73,716
Class C	34,046
Directors’ fees and expenses	8,883
Custodian fees	110,263
Transfer agency fees and expenses	159,812
Accounting fees	42,496
Professional fees	29,429
Registration fees	45,320
Reports to shareholders	15,086
Interest expense and fees	11,237
Miscellaneous	19,974
Total expenses	1,825,577
Waiver and/or reimbursement of expenses by affiliates	(83,607)
Reimbursement of expenses-other	(4,063)
Net expenses	1,737,907
Net investment income	609,427

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(13,701,904)
Foreign currency transactions	4,507
(13,697,397)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(9,655,016)
Investment securities - affiliated issuers	14,810
Foreign currency	1,611
(9,638,595)

Net realized and unrealized loss	(23,335,992)

Net decrease in net assets resulting from operations	($22,726,565)
See notes to financial statements.

12 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$609,427	$2,750,820
Net realized gain (loss)	(13,697,397)	24,703,738
Net change in unrealized appreciation (depreciation)	(9,638,595)	(10,583,188)
Net increase (decrease) in net assets resulting from operations	(22,726,565)	16,871,370

Distributions to shareholders:
Class A shares	(4,792,066)	(3,319,247)
Class C shares	(508,198)	(372,738)
Class I shares	(18,400,109)	(7,972,756)
Class Y shares	—	(3,481,600)
Total distributions to shareholders	(23,700,373)	(15,146,341)

Capital share transactions:
Class A shares	6,292,938	14,972,854
Class C shares	356,335	1,724,332
Class I shares	54,510,890	111,958,167
Class R6 shares (1)	10,000	—
Class Y shares (2)	—	(45,149,615)
Net increase in net assets from capital share transactions	61,170,163	83,505,738

TOTAL INCREASE IN NET ASSETS	14,743,225	85,230,767

NET ASSETS
Beginning of period	304,345,027	219,114,260
End of period	$319,088,252	$304,345,027

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$18.86		$18.70	$14.78	$14.58		$16.42	$15.76
Income from investment operations:
Net investment income (1)	0.02		0.17	0.03	0.15	(2)	0.14	0.15
Net realized and unrealized gain (loss)	(1.51)		1.20	4.04	0.63		(0.83)	0.66
Total from investment operations	(1.49)		1.37	4.07	0.78		(0.69)	0.81
Distributions from:
Net investment income	(0.23)		(0.24)	(0.15)	(0.11)		(0.18)	(0.15)
Net realized gain	(1.12)		(0.97)	—	(0.47)		(0.97)	—
Total distributions	(1.35)		(1.21)	(0.15)	(0.58)		(1.15)	(0.15)
Total increase (decrease) in net asset value	(2.84)		0.16	3.92	0.20		(1.84)	0.66
Net asset value, ending	$16.02		$18.86	$18.70	$14.78		$14.58	$16.42
Total return (3)	(7.69%)	(4)	7.62%	27.89%	5.49%		(4.32%)	5.14%
Ratios to average net assets: (5)
Total expenses	1.42%	(6)	1.38%	1.48%	1.49%		1.69%	1.85%
Net expenses	1.36%	(6)	1.38%	1.48%	1.46%		1.66%	1.66%
Net investment income	0.23%	(6)	0.91%	0.18%	1.07%	(2)	0.88%	0.88%
Portfolio turnover	32%	(4)	60%	158%	52%		51%	56%
Net assets, ending (in thousands)	$62,315		$65,994	$50,552	$107,429		$99,908	$50,540

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$18.37		$18.29	$14.43	$14.28		$16.08	$15.44
Income from investment operations:
Net investment income (loss) (1)	(0.04)		0.03	(0.04)	0.01	(2)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	(1.47)		1.18	3.91	0.61		(0.76)	0.66
Total from investment operations	(1.51)		1.21	3.87	0.62		(0.79)	0.65
Distributions from:
Net investment income	(0.10)		(0.16)	(0.01)	—		(0.04)	(0.01)
Net realized gain	(1.12)		(0.97)	—	(0.47)		(0.97)	—
Total distributions	(1.22)		(1.13)	(0.01)	(0.47)		(1.01)	(0.01)
Total increase (decrease) in net asset value	(2.73)		0.08	3.86	0.15		(1.80)	0.64
Net asset value, ending	$15.64		$18.37	$18.29	$14.43		$14.28	$16.08
Total return (3)	(8.08%)	(4)	6.92%	26.83%	4.46%		(5.09%)	4.20%
Ratios to average net assets: (5)
Total expenses	2.17%	(6)	2.13%	2.61%	2.67%		2.72%	2.81%
Net expenses	2.12%	(6)	2.13%	2.30%	2.44%		2.50%	2.50%
Net investment income (loss)	(0.54%)	(6)	0.18%	(0.24%)	0.04%	(2)	(0.18%)	(0.08%)
Portfolio turnover	32%	(4)	60%	158%	52%		51%	56%
Net assets, ending (in thousands)	$6,873		$7,603	$5,850	$5,037		$5,030	$4,605

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$18.52		$18.42	$14.56	$14.38		$16.19	$15.54
Income from investment operations:
Net investment income (1)	0.04		0.23	0.17	0.19	(2)	0.19	0.20
Net realized and unrealized gain (loss)	(1.50)		1.17	3.90	0.63		(0.80)	0.66
Total from investment operations	(1.46)		1.40	4.07	0.82		(0.61)	0.86
Distributions from:
Net investment income	(0.27)		(0.33)	(0.21)	(0.17)		(0.23)	(0.21)
Net realized gain	(1.12)		(0.97)	—	(0.47)		(0.97)	—
Total distributions	(1.39)		(1.30)	(0.21)	(0.64)		(1.20)	(0.21)
Total increase (decrease) in net asset value	(2.85)		0.10	3.86	0.18		(1.81)	0.65
Net asset value, ending	$15.67		$18.52	$18.42	$14.56		$14.38	$16.19
Total return (3)	(7.62%)	(4)	7.95%	28.44%	5.84%		(3.86%)	5.58%
Ratios to average net assets: (5)
Total expenses	1.17%	(6)	1.13%	1.07%	1.17%		1.15%	1.18%
Net expenses	1.11%	(6)	1.13%	1.07%	1.16%		1.15%	1.18%
Net investment income	0.49%	(6)	1.23%	1.06%	1.35%	(2)	1.22%	1.24%
Portfolio turnover	32%	(4)	60%	158%	52%		51%	56%
Net assets, ending (in thousands)	$249,889		$230,748	$115,698	$69,319		$40,833	$32,079

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.008 per share and 0.06% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT INTERNATIONAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS

CLASS R6 SHARES	Period Ended March 31, 2019 (1) (Unaudited)
Net asset value, beginning	$15.14
Income from investment operations:
Net investment income (2)	0.03
Net realized and unrealized gain	0.50
Total from investment operations	0.53
Total increase in net asset value	0.53
Net asset value, ending	$15.67
Total return (3)	3.50%	(4)
Ratios to average net assets: (5)
Total expenses	1.22%	(6)
Net expenses	1.05%	(6)
Net investment income	1.24%	(6)
Portfolio turnover	32%	(4)(7)
Net assets, ending (in thousands)	$10

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the six months ended March 31, 2019.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$6,330,521	$—		$—	$6,330,521
Netherlands	947,029	15,249,784		—	16,196,813
United States	1,807,652	—		—	1,807,652
Other Countries(2)	—	293,312,747		—	293,312,747
Total Common Stocks	$9,085,202	$308,562,531	(3)	$—	$317,647,733
High Social Impact Investments	—	977,160		234,159	1,211,319
Short Term Investment of Cash Collateral for Securities Loaned	5,897,493	—		—	5,897,493
Total Investments	$14,982,695	$309,539,691		$234,159	$324,756,545

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2019 is not presented.
B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current

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exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $1,099,410.
Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.34%, 2.09% and 1.09% (1.43%, 2.26% and 1.16% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.05% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM and EVAIL waived or reimbursed expenses in total of $83,607.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $175,905.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of

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shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $73,716 and $34,046 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,044 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. The Fund was also informed that EVD received $412 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $17,841 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $4,063, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $139,197,967 and $92,517,943, respectively.
NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$313,409,948
Gross unrealized appreciation	$27,805,220
Gross unrealized depreciation	(16,458,623)
Net unrealized appreciation (depreciation)	$11,346,597
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

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Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $11,461,490 and the total value of collateral received was $11,971,875, comprised of cash of $5,897,493 and U.S. Government and/or agencies securities of $6,074,382.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$11,971,875	$—	$—	$—	$11,971,875
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2019 were $600,552 and 3.51%, respectively.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund has filed a request for a new exemptive order from the SEC to permit investment in CIC notes.
At March 31, 2019, the value of the Fund’s investment in the Notes was $977,160, which represents 0.31% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,000,000	$—	$—	$1,000,000	$977,160	$7,375	$—	$—	$14,810

(1) Restricted security.

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	695,066	$11,091,592	1,433,775	$27,113,992
Reinvestment of distributions	294,011	4,571,864	175,001	3,161,116
Shares redeemed	(638,243)	(9,996,462)	(813,792)	(15,302,254)
Converted from Class C	40,580	625,944	—	—
Net increase	391,414	$6,292,938	794,984	$14,972,854

Class C
Shares sold	84,844	$1,261,609	146,091	$2,698,914
Reinvestment of distributions	30,690	467,100	18,636	329,666
Shares redeemed	(48,352)	(746,430)	(70,780)	(1,304,248)
Converted to Class A	(41,502)	(625,944)	—	—
Net increase	25,680	$356,335	93,947	$1,724,332

Class I
Shares sold	5,755,601	$87,885,566	5,102,338	$94,476,812
Reinvestment of distributions	1,020,569	15,512,650	435,520	7,704,353
Shares redeemed	(3,293,904)	(48,887,326)	(2,182,140)	(40,327,347)
Converted from Class Y	—	—	2,825,040	50,104,349
Net increase	3,482,266	$54,510,890	6,180,758	$111,958,167

Class R6 (1)
Shares sold	661	$10,000	—	$—
Net increase	661	$10,000	—	$—

Class Y (2)
Shares sold	—	$—	268,609	$4,778,865
Reinvestment of distributions	—	—	176,372	3,028,308
Shares redeemed	—	—	(159,596)	(2,852,439)
Converted to Class I	—	—	(2,909,948)	(50,104,349)
Net decrease	—	$—	(2,624,563)	($45,149,615)

(1) For the period from the commencement of operations, February 1, 2019, to March 31, 2019.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Opportunities Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to

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personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for the Fund. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

26 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

OFFICERS AND DIRECTORS

Officers of Calvert International Opportunities Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert International Opportunities Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED) 27

IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

28 www.calvert.com CALVERT INTERNATIONAL OPPORTUNITIES FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INTERNATIONAL OPPORTUNITIES FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Investment Sub-Adviser Eaton Vance Advisers International Ltd. 125 Old Broad Street London, EC2N 1AR	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24212 3.31.19

Calvert Emerging Markets Equity Fund

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

Semiannual Report March 31, 2019 E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
3	Endnotes and Additional Disclosures
4	Fund Expenses
5	Financial Statements
24	Board of Directors’ Contract Approval
27	Officers and Directors
28	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Gary Greenberg, CFA and Elena Tedesco, CFA, each of Hermes Investment Management Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/29/2012	10/29/2012	5.00%	-8.07%	6.09%	6.83%
Class A with 4.75% Maximum Sales Charge	—	—	-0.02	-12.46	5.05	6.02
Class C at NAV	10/29/2012	10/29/2012	4.59	-8.81	5.22	5.92
Class C with 1% Maximum Sales Charge	—	—	3.59	-9.71	5.22	5.92
Class I at NAV	10/29/2012	10/29/2012	5.13	-7.82	6.44	7.19
Class R6 at NAV	02/01/2018	10/29/2012	5.12	-7.84	6.42	7.18

MSCI Emerging Markets Index	—	—	1.71%	-7.41%	3.68%	3.41%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.43%	2.18%	1.18%	1.11%
Net			1.24	1.99	0.99	0.92

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)[5]

Financials	25.1%	Tencent Holdings Ltd.	8.1%
Information Technology	22.9%	Alibaba Group Holdings Ltd. ADR	5.0%
Consumer Discretionary	19.3%	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.9%
Communication Services	13.0%	Samsung Electronics Co. Ltd.	4.5%
Industrials	5.7%	AIA Group Ltd.	3.1%
Consumer Staples	5.5%	Techtronic Industries Co. Ltd.	2.9%
Health Care	4.7%	Bank Rakyat Indonesia Persero Tbk PT	2.7%
Materials	1.4%	KB Financial Group, Inc.	2.7%
Energy	1.2%	NARI Technology Co. Ltd., Class A	2.4%
Utilities	1.1%	HDFC Bank Ltd. ADR	2.3%
High Social Impact Investments	0.1%	Total	38.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to www.calvert.com.

2 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective December 31, 2016, Calvert Research and Management became the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Does not include Short Term Investment of Cash Collateral for Securities Loaned.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 3

FUND EXPENSES
Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 - 3/31/19)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,050.00	$6.44**	1.26%
Class C	$1,000.00	$1,045.90	$10.25**	2.01%
Class I	$1,000.00	$1,051.30	$4.81**	0.94%
Class R6	$1,000.00	$1,051.20	$4.70**	0.92%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.65	$6.34**	1.26%
Class C	$1,000.00	$1,014.91	$10.10**	2.01%
Class I	$1,000.00	$1,020.24	$4.73**	0.94%
Class R6	$1,000.00	$1,020.34	$4.63**	0.92%

* Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

** Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.

4 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.5%
Brazil - 7.3%
BB Seguridade Participacoes SA	2,292,567	15,528,338
Duratex SA	8,333,741	23,349,417
IRB Brasil Resseguros SA	605,300	14,106,944
Itau Unibanco Holding SA, PFC Shares	4,094,401	36,004,502
Notre Dame Intermedica Participacoes S.A.	1,969,607	16,499,958
Ultrapar Participacoes SA	1,706,930	20,490,048
		125,979,207

China - 28.5%
Alibaba Group Holding Ltd. ADR (1)	466,864	85,179,337
Autohome, Inc. ADR (1)(2)	280,868	29,524,844
Baozun, Inc. ADR (1)(2)	780,482	32,421,222
China Communications Services Corp. Ltd., Class H	27,158,000	24,266,011
China Mengniu Dairy Company Ltd.	9,375,310	34,893,168
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,496,689	31,586,447
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	7,109,910	37,027,193
NARI Technology Co. Ltd., Class A	13,299,641	41,694,113
Shenzhen International Holdings Ltd.	15,663,373	33,307,301
Tencent Holdings Ltd.	3,021,896	138,970,301
		488,869,937

Egypt - 1.3%
Commercial International Bank Egypt SAE	5,464,126	21,632,009

Hong Kong - 7.9%
AIA Group Ltd.	5,276,400	52,762,783
Samsonite International SA (3)	10,425,046	33,495,959
Techtronic Industries Co. Ltd.	7,299,290	49,158,130
		135,416,872

Hungary - 1.7%
Richter Gedeon Nyrt	1,563,988	29,547,433

India - 12.8%
Bharat Forge Ltd.	2,639,918	19,519,643
Container Corp. of India Ltd.	2,703,080	20,520,266
HCL Technologies Ltd.	1,667,552	26,188,336
HDFC Bank Ltd. ADR	347,885	40,323,350
Hero MotoCorp Ltd.	503,882	18,560,851
ICICI Bank Ltd.	6,008,417	34,588,835

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 5

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Motherson Sumi Systems Ltd.	8,362,637	18,095,939
Power Grid Corp. of India Ltd.	6,440,277	18,379,909
Tech Mahindra Ltd.	2,084,249	23,380,000
		219,557,129

Indonesia - 2.7%
Bank Rakyat Indonesia Persero Tbk PT	160,872,196	46,710,880

Mexico - 1.3%
Wal-Mart de Mexico SAB de CV	8,130,646	21,735,898

Peru - 1.4%
Credicorp Ltd.	99,587	23,895,901

Russia - 3.6%
Mail.Ru Group Ltd. GDR (1)	1,007,988	24,935,370
Sberbank of Russia PJSC ADR (4)	53,523	705,433
Sberbank of Russia PJSC ADR (4)	2,763,363	36,685,283
		62,326,086

South Africa - 3.1%
Foschini Group Ltd. (The)	2,882,649	32,712,813
Shoprite Holdings Ltd.	1,898,013	20,910,527
		53,623,340

South Korea - 8.8%
KB Financial Group, Inc.	1,249,397	46,230,399
Samsung Electronics Co. Ltd.	1,946,920	76,792,232
Samsung Fire & Marine Insurance Co. Ltd.	105,222	27,916,600
		150,939,231

Taiwan - 13.0%
Accton Technology Corp.	7,303,000	29,601,235
Advantech Co. Ltd.	3,381,983	28,143,991
Chipbond Technology Corp.	12,807,000	29,630,859
Delta Electronics, Inc.	5,671,000	29,301,111
LandMark Optoelectronics Corp.	2,089,900	19,195,054
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,043,135	83,686,809
Tong Yang Industry Co. Ltd.	2,216,534	2,849,600
		222,408,659

Turkey - 0.9%
BIM Birlesik Magazalar AS	1,077,362	14,746,176

6 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	8,910,241	23,019,795

United Kingdom - 1.9%
NMC Health plc (2)	1,107,932	33,023,831

Total Common Stocks (Cost $1,603,613,853)		1,673,432,384

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (5)(6)	2,000,000	1,954,320
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (5)(7)(8)	43,000	40,377
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (5)(7)(8)	56,000	51,240

Total High Social Impact Investments (Cost $2,099,000)		2,045,937

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	27,064,786	27,064,786

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $27,064,786)		27,064,786

TOTAL INVESTMENTS (Cost $1,632,777,639) - 99.2%		1,702,543,107
Other assets and liabilities, net - 0.8%		14,122,455
NET ASSETS - 100.0%		1,716,665,562

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 7

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $41,401,038.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $33,495,959, which represents 2.0% of the net assets of the Fund as of March 31, 2019.

(4) Securities are traded on separate exchanges for the same entity.
(5) Restricted security. Total market value of restricted securities amounts to $2,045,937, which represents 0.1% of the net assets of the Fund as of March 31, 2019.
(6) Affiliated company (see Note 7).
(7) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(8) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2019.

Abbreviations:
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipts
PFC Shares:	Preference Shares

At March 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	(% OF TOTAL INVESTMENTS)*
Financials	25.1%
Information Technology	22.9%
Consumer Discretionary	19.3%
Communication Services	13.0%
Industrials	5.7%
Consumer Staples	5.5%
Health Care	4.7%
Materials	1.4%
Energy	1.2%
Utilities	1.1%
High Social Impact Investments	0.1%
Total	100.0%
* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	56,000
See notes to financial statements.

8 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2019 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $1,630,777,639) - including $41,401,038 of securities on loan	$1,700,588,787
Investments in securities of affiliated issuers, at value (identified cost $2,000,000)	1,954,320
Cash	29,695,474
Cash denominated in foreign currency, at value (cost $1,404,440)	1,405,420
Receivable for capital shares sold	9,176,813
Dividends and interest receivable	4,847,457
Interest receivable - affiliated	8,917
Securities lending income receivable	45,481
Receivable from affiliates	210,614
Directors’ deferred compensation plan	548,363
Other assets	34,486
Total assets	1,748,516,132

LIABILITIES
Payable for investments purchased	113,416
Payable for capital shares redeemed	1,883,218
Payable for foreign capital gains taxes	396,270
Deposits for securities loaned	27,064,786
Payable to affiliates:
Investment advisory fee	1,063,263
Administrative fee	170,122
Distribution and service fees	50,450
Sub-transfer agency fee	15,581
Directors’ deferred compensation plan	548,363
Accrued expenses	545,101
Total liabilities	31,850,570
NET ASSETS	$1,716,665,562

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(75,000,000 shares per class of $0.01 par value authorized)	$1,699,352,902
Distributable earnings	17,312,660
Total	$1,716,665,562

NET ASSET VALUE PER SHARE
Class A (based on net assets of $128,701,511 and 7,946,891 shares outstanding)	$16.20
Class C (based on net assets of $28,492,071 and 1,801,962 shares outstanding)	$15.81
Class I (based on net assets of $1,468,823,174 and 89,883,311 shares outstanding)	$16.34
Class R6 (based on net assets of $90,648,806 and 5,558,442 shares outstanding)	$16.31

OFFERING PRICE PER SHARE*
Class A (100/95.25 of net asset value per share)	$17.01
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED) 9

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $1,049,318)	$12,621,515
Interest income	3,149
Interest income - affiliated issuers	14,750
Securities lending income, net	106,771
Total investment income	12,746,185

EXPENSES
Investment advisory fee	5,688,343
Administrative fee	822,182
Distribution and service fees:
Class A	146,457
Class C	123,119
Directors’ fees and expenses	44,139
Custodian fees	927,192
Transfer agency fees and expenses	516,596
Accounting fees	146,368
Professional fees	75,160
Registration fees	164,710
Reports to shareholders	55,510
Miscellaneous	46,037
Total expenses	8,755,813
Waiver and/or reimbursement of expenses by affiliates	(1,941,967)
Reimbursement of expenses-other	(18,579)
Net expenses	6,795,267
Net investment income	5,950,918

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	(37,186,952)
Foreign currency transactions	(812,991)
(37,999,943)

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers (including net increase in payable for foreign capital gains taxes of $191,951)	123,136,410
Investment securities - affiliated issuers	29,620
Foreign currency	(20,347)
123,145,683

Net realized and unrealized gain	85,145,740

Net increase in net assets resulting from operations	$91,096,658
See notes to financial statements.

10 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment income	$5,950,918	$12,816,397
Net realized loss	(37,999,943)	(14,900,127)
Net change in unrealized appreciation (depreciation)	123,145,683	(106,917,786)
Net increase (decrease) in net assets resulting from operations	91,096,658	(109,001,516)

Distributions to shareholders:
Class A shares	(830,950)	(169,566)
Class C shares	(100,965)	—
Class I shares	(12,937,246)	(1,069,639)
Class R6 shares	(549,482)	—
Total distributions to shareholders	(14,418,643)	(1,239,205)

Capital share transactions:
Class A shares	(29,534,674)	109,663,028
Class C shares	3,084,891	22,425,876
Class I shares	388,101,347	978,379,270
Class R6 shares (1)	75,523,892	10,515,540
Class Y shares (2)	—	(110,789,228)
Net increase in net assets from capital share transactions	437,175,456	1,010,194,486

TOTAL INCREASE IN NET ASSETS	513,853,471	899,953,765

NET ASSETS
Beginning of period	1,202,812,091	302,858,326
End of period	$1,716,665,562	$1,202,812,091

(1) From February 1, 2018 inception.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.
See notes to financial statements.

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CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS A SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.55		$16.33	$12.94	$10.90		$13.15	$13.34
Income from investment operations:
Net investment income (1)	0.04		0.19	0.10	0.08	(2)	0.11	0.08
Net realized and unrealized gain (loss)	0.73		(0.94)	3.36	2.06		(1.92)	0.46
Total from investment operations	0.77		(0.75)	3.46	2.14		(1.81)	0.54
Distributions from:
Net investment income	(0.12)		(0.03)	(0.07)	(0.10)		(0.03)	(0.04)
Net realized gain	—		—	—	—		(0.41)	(0.69)
Total distributions	(0.12)		(0.03)	(0.07)	(0.10)		(0.44)	(0.73)
Total increase (decrease) in net asset value	0.65		(0.78)	3.39	2.04		(2.25)	(0.19)
Net asset value, ending	$16.20		$15.55	$16.33	$12.94		$10.90	$13.15
Total return (3)	5.00%	(4)	(4.62%)	26.89%	19.75%		(14.18%)	4.19%
Ratios to average net assets: (5)
Total expenses	1.49%	(6)	1.56%	1.80%	1.95%		2.18%	2.22%
Net expenses	1.26%	(6)	1.27%	1.27%	1.47%		1.75%	1.78%
Net investment income	0.51%	(6)	1.15%	0.73%	0.66%	(2)	0.84%	0.57%
Portfolio turnover	13%	(4)	27%	36%	32%		66%	95%
Net assets, ending (in thousands)	$128,702		$155,735	$62,432	$39,343		$23,569	$20,628

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any. Total return is not annualized for periods of less than one year.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

12 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS C SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.18		$16.04	$12.76	$10.74		$13.05	$13.34
Income from investment operations:
Net investment income (loss) (1)	(0.01)		0.10	0.01	—	(2)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	0.70		(0.96)	3.29	2.03		(1.87)	0.45
Total from investment operations	0.69		(0.86)	3.30	2.03		(1.90)	0.40
Distributions from:
Net investment income	(0.06)		—	(0.02)	(0.01)		—	—
Net realized gain	—		—	—	—		(0.41)	(0.69)
Total distributions	(0.06)		—	(0.02)	(0.01)		(0.41)	(0.69)
Total increase (decrease) in net asset value	0.63		(0.86)	3.28	2.02		(2.31)	(0.29)
Net asset value, ending	$15.81		$15.18	$16.04	$12.76		$10.74	$13.05
Total return (3)	4.59%	(4)	(5.36%)	25.88%	18.94%		(14.98%)	3.10%
Ratios to average net assets: (5)
Total expenses	2.24%	(6)	2.31%	3.69%	4.44%		5.00%	4.36%
Net expenses	2.01%	(6)	2.02%	2.02%	2.21%		2.70%	2.78%
Net investment income (loss)	(0.19%)	(6)	0.60%	0.08%	0.02%	(2)	(0.23%)	(0.41%)
Portfolio turnover	13%	(4)	27%	36%	32%		66%	95%
Net assets, ending (in thousands)	$28,492		$24,286	$4,627	$994		$566	$610

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any. Total return is not annualized for periods of less than one year.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

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CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
CLASS I SHARES			2018	2017	2016		2015	2014
Net asset value, beginning	$15.73		$16.48	$13.06	$10.99		$13.26	$13.49
Income from investment operations:
Net investment income (1)	0.07		0.29	0.17	0.12	(2)	0.14	0.10
Net realized and unrealized gain (loss)	0.72		(0.99)	3.35	2.09		(1.93)	0.48
Total from investment operations	0.79		(0.70)	3.52	2.21		(1.79)	0.58
Distributions from:
Net investment income	(0.18)		(0.05)	(0.10)	(0.14)		(0.07)	(0.12)
Net realized gain	—		—	—	—		(0.41)	(0.69)
Total distributions	(0.18)		(0.05)	(0.10)	(0.14)		(0.48)	(0.81)
Total increase (decrease) in net asset value	0.61		(0.75)	3.42	2.07		(2.27)	(0.23)
Net asset value, ending	$16.34		$15.73	$16.48	$13.06		$10.99	$13.26
Total return (3)	5.13%	(4)	(4.30%)	27.27%	20.31%		(13.92%)	4.49%
Ratios to average net assets: (5)
Total expenses	1.24%	(6)	1.32%	1.32%	1.41%		1.48%	1.42%
Net expenses	0.94%	(6)	0.92%	0.92%	1.12%		1.40%	1.42%
Net investment income	0.92%	(6)	1.71%	1.20%	1.06%	(2)	1.12%	0.78%
Portfolio turnover	13%	(4)	27%	36%	32%		66%	95%
Net assets, ending (in thousands)	$1,468,823		$1,012,574	$126,398	$58,259		$39,101	$33,721

(1) Computed using average shares outstanding.
(2) Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any. Total return is not annualized for periods of less than one year.

(4) Not annualized.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
See notes to financial statements.

14 www.calvert.com CALVERT EMERGING MARKETS EQUITY FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019 (Unaudited)		Period Ended September 30, 2018(1)
CLASS R6 SHARES
Net asset value, beginning	$15.72		$18.65
Income from investment operations:
Net investment income (2)	0.08		0.26
Net realized and unrealized gain (loss)	0.71		(3.19)
Total from investment operations	0.79		(2.93)
Distributions from:
Net investment income	(0.20)		—
Total distributions	(0.20)		—
Total increase (decrease) in net asset value	0.59		(2.93)
Net asset value, ending	$16.31		$15.72
Total return (3)(4)	5.12%		(15.71%)
Ratios to average net assets: (5)
Total expenses(6)	1.16%		1.24%
Net expenses(6)	0.92%		0.92%
Net investment income(6)	1.00%		2.48%
Portfolio turnover	13%	(3)	27%	(7)
Net assets, ending (in thousands)	$90,649		$10,217

(1) From February 1, 2018 inception.
(2) Computed using average shares outstanding.
(3) Not annualized.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5) Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6) Annualized.
(7) For the Fund’s year ended September 30, 2018.
See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A. Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

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Other Securities. Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$125,979,207	$—		$—	$125,979,207
China	147,125,403	341,744,534		—	488,869,937
India	40,323,350	179,233,779		—	219,557,129
Mexico	21,735,898	—		—	21,735,898
Peru	23,895,901	—		—	23,895,901
Russia	705,433	61,620,653		—	62,326,086
Taiwan	83,686,809	138,721,850		—	222,408,659
Other Countries(2)	—	508,659,567		—	508,659,567
Total Common Stocks	$443,452,001	$1,229,980,383	(3)	$—	$1,673,432,384
High Social Impact Investments	—	1,954,320		91,617	2,045,937
Short Term Investment of Cash Collateral for Securities Loaned	27,064,786	—		—	27,064,786
Total Investments	$470,516,787	$1,231,934,703		$91,617	$1,702,543,107

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

B. Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C. Share Class Accounting: Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets

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of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D. Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E. Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (P-notes), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the counterparty) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.
F. Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G. Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H. Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications: The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J. Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K. Interim Financial Statements: The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE 2 — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.75% (0.88% prior to February 1, 2019) of the Fund’s average daily net assets. For the six months ended March 31, 2019, the investment advisory fee amounted to $5,688,343.

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Hermes Investment Management Limited (Hermes) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% (1.27%, 2.02% and 0.92% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.92% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement may be changed or terminated after January 31, 2020. For the six months ended March 31, 2019, CRM waived or reimbursed expenses of $1,941,967. A portion of the expenses waived or reimbursed was borne by Hermes.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2019, CRM was paid administrative fees of $822,182.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2019 amounted to $146,457 and $123,119 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $27,916 as its portion of the sales charge on sales of Class A shares. The Fund was also informed that EVD received $1,448 and $9,765 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $32,840 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $117,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $15,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $18,579, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE 3 — INVESTMENT ACTIVITY
During the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $590,222,776 and $183,775,507, respectively.

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NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION
At September 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $7,907,354 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2018, $7,907,354 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,640,830,994
Gross unrealized appreciation	$142,535,670
Gross unrealized depreciation	(80,823,557)
Net unrealized appreciation (depreciation)	$61,712,113
NOTE 5 — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSB. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2019, the total value of securities on loan was $41,401,038 and the total value of collateral received was $39,041,555, comprised of cash of $27,064,786 and U.S. Government and/or agencies securities of $11,976,769.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$39,041,555	$—	$—	$—	$39,041,555
Total					$39,041,555
The carrying amount of the liability for deposits for securities loaned at March 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2019.
NOTE 6 — LINE OF CREDIT
The Fund participates with other funds managed by CRM in a $62.5 million committed unsecured line of credit agreement with SSB, which is in effect through August 6, 2019. Borrowings may be made for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.00% per annum. A commitment fee of 0.20% per annum is incurred on the unused portion of the committed facility. An administrative fee of $37,500 was incurred in connection with the renewal of the facility in August 2018. These fees

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are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to this line of credit at March 31, 2019. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.
NOTE 7 — AFFILIATED COMPANIES
The Fund has invested a portion of its assets designated for high social impact investments in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), formerly the Calvert Social Investment Foundation, pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the SEC) in 1998 (the Exemptive Order). The Fund obtained the Exemptive Order because at that time there was a significant overlap of Fund Board members and CIC Board members as well as certain other affiliations between CIC and affiliates of the Fund’s investment adviser. CIC may be considered an affiliated person of the Fund based on the overlap between CIC’s Board of Directors and the Calvert funds’ Directors/Trustees and other potential affiliations. CIC has licensed use of the Calvert name from CRM, and currently a Fund Board member (who is also CRM’s President and Chief Executive Officer), two members of the Advisory Council to the Calvert Fund Board of Directors/Trustees, and an additional CRM officer serve on CIC’s Board. CIC is not owned or otherwise controlled by CRM or its affiliates. The Fund has filed a request for a new exemptive order from the SEC to permit additional investment in CIC notes.
At March 31, 2019, the value of the Fund’s investment in the Notes was $1,954,320, which represents 0.1% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$2,000,000	$—	$—	$2,000,000	$1,954,320	$14,750	$—	$—	$29,620
Totals					$1,954,320	$14,750	$—	$—	$29,620
(1) Restricted security.

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NOTE 8 — CAPITAL SHARES
Transactions in capital shares for the six months ended March 31, 2019 and the year ended September 30, 2018 were as follows:

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,183,784	$48,560,051	11,263,459	$194,432,874
Reinvestment of distributions	49,242	739,118	9,049	156,375
Shares redeemed	(5,314,845)	(79,047,286)	(5,081,081)	(84,926,221)
Converted from Class C	14,030	213,443	—	—
Net increase (decrease)	(2,067,789)	($29,534,674)	6,191,427	$109,663,028

Class C
Shares sold	425,631	$6,335,640	1,473,664	$24,993,031
Reinvestment of distributions	6,731	98,943	—	—
Shares redeemed	(215,364)	(3,136,249)	(162,815)	(2,567,155)
Converted to Class A	(14,351)	(213,443)	—	—
Net increase	202,647	$3,084,891	1,310,849	$22,425,876

Class I
Shares sold	49,510,387	$750,726,603	63,885,698	$1,094,110,020
Reinvestment of distributions	817,003	12,369,427	58,557	1,021,237
Shares redeemed	(24,807,661)	(374,994,683)	(18,240,642)	(301,542,471)
Converted from Class Y	—	—	10,991,452	184,790,484
Net increase	25,519,729	$388,101,347	56,695,065	$978,379,270

Class R6 (1)
Shares sold	5,189,609	$79,941,310	745,765	$12,022,644
Reinvestment of distributions	36,390	549,482	—	—
Shares redeemed	(317,621)	(4,966,900)	(95,701)	(1,507,104)
Net increase	4,908,378	$75,523,892	650,064	$10,515,540

Class Y (2)
Shares sold	—	$—	4,489,874	$76,898,417
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	(169,118)	(2,897,161)
Converted to Class I	—	—	(10,904,152)	(184,790,484)
Net decrease	—	$—	(6,583,396)	($110,789,228)

(1) From February 1, 2018 inception.
(2) Effective December 8, 2017, Class Y shares of the Fund converted to Class I shares at net asset value. Thereafter, Class Y shares were terminated.

NOTE 9 — RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

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The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.

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BOARD OF DIRECTORS’ CONTRACT APPROVAL
Overview of the Contract Review Process

The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 6, 2019, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices;

•
For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for the Adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;

•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;

•
Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

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Information about the Adviser

•	Reports detailing the financial results and condition of CRM;

•
Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and

•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Emerging Markets Equity Fund (the “Fund”), and the investment sub-advisory agreement with Hermes Investment Management Limited (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past

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year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.

Fund Performance

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2018. This performance data indicated that the Fund had underperformed the median of the Fund’s peer universe and its benchmark index for the one-year period ended September 30, 2018 and outperformed the median of the Fund’s peer universe and its benchmark index for the three- and five-year periods ended September 30, 2018. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Management Fees and Expenses

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.

Profitability and Other “Fall-Out” Benefits

The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.

Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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OFFICERS AND DIRECTORS

Officers of Calvert Emerging Markets Equity Fund

Hope L. Brown
Chief Compliance Officer

Maureen A. Gemma
Vice President, Secretary and Chief Legal Officer

James F. Kirchner
Treasurer

Directors of Calvert Emerging Markets Equity Fund

Alice Gresham Bullock
Chairperson

Richard L. Baird, Jr.

Cari M. Dominguez

John G. Guffey, Jr.

Miles D. Harper, III

Joy V. Jones

John H. Streur*

Anthony A. Williams

*Interested Director and President

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IMPORTANT NOTICES
Privacy. The Calvert Funds and Calvert Research and Management are committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Calvert Research and Management may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
The Funds reserve the right to change this Privacy Policy at any time upon proper notification to you. Customers may want to review the Funds’ Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities: the Calvert Family of Funds, Calvert Research and Management and their affiliated service providers, Eaton Vance Management and Eaton Vance Distributors, Inc. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT EMERGING MARKETS EQUITY FUND
Investment Adviser and Administrator Calvert Research and Management 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009	Custodian State Street Bank and Trust Company State Street Financial Center, One Lincoln Street Boston, MA 02111
Sub-Adviser Hermes Investment Management Limited 150 Cheapside London EC2V 6ET	Transfer Agent DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02169
Principal Underwriter* Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 (617) 482-8260	Fund Offices 1825 Connecticut Avenue NW, Suite 400 Washington, DC 20009

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24214 3.31.19

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:     /s/ John H. Streur
John H. Streur
President

Date: May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 28, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 28, 2019